Financing Receivables, Net	12 Months Ended
Dec. 31, 2023
Financing Receivable, after Allowance for Credit Loss [Abstract]
Financing Receivables, Net

3. FINANCING RECEIVABLES, NET

Financing receivables, net as of December 31, 2022 and 2023 consisted of the followings:

	As of December 31,
	2022	2023
	(RMB in thousands)
Short-term:
Short-term financing receivables	6,478,949	3,933,553
Accrued interest receivable	103,158	69,041
Allowance for credit losses	(184,187)	(58,594)
Total short-term financing receivables, net	6,397,920	3,944,000
Long-term:
Long-term financing receivables	473,545	203,601
Allowance for credit losses	(13,220)	(3,087)
Total long-term financing receivables, net	460,325	200,514

These balances represent short‑term and long‑term financing receivables generated from loans transacted on the Group’s Platform and APP with an original term generally up to three years and do not have collateral.

As of December 31, 2022 and 2023, loans that were charged-off in accordance with the Group’s standard charge-off policy were RMB4,162 million and RMB4,925 million, respectively. The Group determined it was probable that the Group will be unable to collect the unpaid principal amounts on those loans.

The following table summarizes the balances of financing receivables by due date as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	(RMB in thousands)
Due in months
0 - 12	6,478,949	3,933,553
13 - 24	370,652	180,719
25 - 36	59,217	46
Thereafter	43,676	22,836
Total financing receivables (excluding accrued interest receivable)	6,952,494	4,137,154

The activities in the allowance for credit losses of financing receivables for the years ended December 31, 2021, 2022 and 2023, respectively, consisted of the following:

	For the year ended December 31,
	2021	2022	2023
	(RMB in thousands)
Beginning balances	(529,162)	(328,231)	(197,407)
Provision for credit losses	(401,104)	(437,477)	(627,061)
Charge-offs	912,260	791,046	939,992
Recoveries from prior charge-offs	(310,225)	(222,745)	(177,204)
Ending balances	(328,231)	(197,407)	(61,681)

Aging analysis of past due financing receivables as of December 31, 2022 and 2023 are as follows:

RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
December 31, 2022	151,784	98,289	81,652	209,738	—	541,463	6,411,031	6,952,494
December 31, 2023	94,448	76,449	65,816	183,054	—	419,767	3,717,387	4,137,154

Financing receivables amounting to RMB210 million and RMB183 million as of December 31, 2022 and 2023, respectively, were in non‑accrual status. Financing income for non‑accrual financing receivables is recognized on a cash basis. Cash receipt of non‑accrual financing receivables would be first applied to any unpaid principal, late payment fees, if any, before recognizing financing income. For the years ended December 31, 2021, 2022 and 2023, interest and late payment fees earned from non‑accrual financing receivables were RMB136 million, RMB107 million and RMB74.1 million, respectively.

As of December 31, 2022 and 2023, financing receivables amounting to RMB734 million and RMB190 million have been pledged as collaterals pursuant to investment agreements with certain Institutional Funding Partners (Note 10).

Credit Quality Indicators

The following table provides information on delinquency, which is the primary credit quality indicator for financing receivables. The amortized cost of loans was presented by year of origination for five origination years and beyond, as of December 31, 2023:

	Loans originated in
RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
2019 and before	—	—	—	—	—	—	—	—
2020	2	5	7	36	—	50	8	58
2021	393	269	272	1,255	—	2,189	10,655	12,844
2022	9,838	8,031	8,450	34,667	—	60,986	251,940	312,926
2023	84,215	68,144	57,087	147,096	—	356,542	3,454,784	3,811,326
Total	94,448	76,449	65,816	183,054	—	419,767	3,717,387	4,137,154